Average Annual Total Returns - VIPCommunicationServicesIndustrialsMaterialsUtilitiesPortfolio-ServiceClass2ComboPRO - VIPCommunicationServicesIndustrialsMaterialsUtilitiesPortfolio-ServiceClass2ComboPRO - VIP Communication Services Portfolio
Apr. 24, 2025
VIP Communication Services Portfolio Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	34.04%
Past 5 years	15.40%
Past 10 years	12.69%
F1526
Average Annual Return:
Past 1 year	33.06%
Past 5 years	11.57%
Past 10 years	9.55%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%